FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities	$ (13,000,000)			$ (13,000,000)
Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability		$ 60,098,285			$ 55,943,533	$ 74,642,310
Change in fair value of derivative warrant liabilities		(4,154,752)	$ 24,785,058		18,698,777	(16,889,088)
Charge to additional paid in capital						328,959
Transfers into or out of Level III		$ 0			$ 0
Public warrants | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Charge to additional paid in capital						$ 328,959
Risk-free interest rate | Level 3 | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		2.42			1.31	0.49
Expected term (years) | Level 3 | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		5.25			5.5	5.9
Volatility | Level 3 | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		17.0			18.0
Volatility | Level 3 | Minimum | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants						10.0
Volatility | Level 3 | Maximum | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants						30.0
Expected dividends | Level 3 | Apollo Strategic Growth Capital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		0.0			0.0	0